Fair Value of Financial Instruments - Schedule of Quantitative Information about Level 3 Fair Value Measurements (Parenthetical) (Detail)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Minimum [Member] | Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range	6.00%	6.00%
Minimum [Member] | Impaired Loans [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range	6.00%
Minimum [Member] | Real Estate Owned [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range		6.00%
Minimum [Member] | Real Estate Owned [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range	6.00%
Maximum [Member] | Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range	10.00%	10.00%
Maximum [Member] | Impaired Loans [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range	10.00%
Maximum [Member] | Real Estate Owned [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range		10.00%
Maximum [Member] | Real Estate Owned [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range	10.00%